Auer Growth Fund
Schedule of Investments
August 31, 2025 (Unaudited)
COMMON STOCKS — 92.62% Shares Fair Value
Communications — 1.51%
Intelligent Protection Management Corp.
(a)
125,000 $ 241,250
Opera Ltd. - ADR
(a)
34,000 552,500
793,750
Consumer Discretionary — 1.74%
Legacy Education, Inc.
(a)
25,000 301,500
Standard Motor Products, Inc. 16,000 620,960
922,460
Consumer Staples — 0.59%
Coffee Holding Company, Inc.
(a)
75,000 313,500
Energy — 17.29%
Antero Resources Corp.
(a)
24,000 766,080
APA Corp. 22,000 510,840
BKV Corp.
(a)
24,000 559,440
Coterra Energy, Inc. 21,000 513,240
Crescent Energy Co., Class A 112,000 1,068,480
Electrovaya, Inc.
(a)
70,000 424,900
Epsilon Energy Ltd.
(a)
33,000 193,380
EQT Corp. 9,000 466,560
Expand Energy Corp. 5,000 483,900
Greenfire Resources Ltd.
(a)
83,000 428,280
Gulport Energy Corp.
(a)
1,500 261,045
North American Construction Group Ltd.
(a)
65,000 888,550
Range Resources Corp. 13,500 462,645
Ring Energy, Inc.
(a)
550,000 599,500
SandRidge Energy, Inc.
(a)
90,000 1,065,600
Vista Energy SAB de CV - ADR
(a)
11,500 448,270
9,140,710
Financials — 27.97%
Angel Oak Mortgage REIT, Inc.
(a)
21,000 207,060
Ategrity Specialty Holdings, LLC
(a)
26,000 588,640
Banc of California, Inc. 37,000 626,040
BankUnited, Inc. 9,000 352,710
Bankwell Financial Group, Inc.
(a)
6,500 274,820
Capitol Federal Financial, Inc.
(a)
51,000 330,480
Carter Bankshares, Inc.
(a)
17,000 330,820
CF Bankshares, Inc.
(a)
10,000 246,000
Citigroup, Inc. 7,700 743,589
Dime Community Bancshares, Inc. 16,000 492,160
Eagle Bancorp Montana, Inc.
(a)
20,000 350,600
First Internet Bancorp
(a)
36,000 904,140
First Savings Financial Group, Inc.
(a)
15,000 411,300
First Western Financial, Inc.
(a)
10,000 233,600
Hamilton Insurance Group Ltd.
(a)
60,000 1,430,400
Hanover Bancorp, Inc.
(a)
16,000 360,800

Auer Growth Fund
Schedule of Investments (continued)
August 31, 2025 (Unaudited)
COMMON STOCKS — 92.62% - (continued) Shares Fair Value
Financials — 27.97% - (continued)
Investar Holding Corp. 15,000 $ 351,600
KeyCorp 28,000 542,080
Lincoln National Corp. 30,000 1,287,900
Meridian Bank
(a)
15,000 236,100
NB Bancorp, Inc.
(a)
16,000 302,240
NerdWallet, Inc., Class A
(a)
27,000 279,180
Northfield Bancorp, Inc.
(a)
24,000 284,400
Parke Bancorp, Inc.
(a)
11,000 248,050
PCB Bancorp
(a)
11,000 243,100
Redwood Trust, Inc. 47,000 287,640
Shore Bancshares, Inc.
(a)
22,500 386,775
Sunrise Realty Trust, Inc.
(a)
22,000 243,320
Texas Capital Bancshares, Inc.
(a)
6,000 519,420
Third Coast Bancshares, Inc.
(a)
9,000 358,470
VersaBank
(a)
47,000 515,590
Waterstone Financial, Inc.
(a)
18,000 269,820
White Mountains Insurance Group Ltd.
(a)
300 549,054
14,787,898
Health Care — 13.30%
Aurinia Pharmaceuticals, Inc.
(a)
130,000 1,558,700
Catalyst Pharmaceuticals, Inc.
(a)
60,000 1,235,400
CorMedix, Inc.
(a)
117,000 1,735,110
Harmony Biosciences Holdings, Inc.
(a)
25,000 922,250
Incyte Corp.
(a)
7,000 592,270
Kewaunee Scientific Corp.
(a)
5,000 283,450
Phibro Animal Health Corp., Class A 19,000 704,330
7,031,510
Industrials — 6.04%
AerSale Corp.
(a)
30,000 258,900
Euroseas Ltd.
(a)
6,000 373,620
Insteel Industries, Inc. 31,000 1,189,780
Perma-Pipe International Holdings, Inc.
(a)
12,000 357,480
Seanergy Maritime Holdings Corp.
(a)
130,000 1,012,700
3,192,480
Materials — 18.24%
Aris Mining Corp.
(a)
36,000 312,480
B2Gold Corp. 375,000 1,548,750
Caledonia Mining Corp. PLC
(a)
20,000 511,600
ERO Copper Corp.
(a)
35,000 501,900
Galiano Gold, Inc.
(a)
450,000 976,500
Harmony Gold Mining Co. Ltd. - ADR 20,000 265,600
Integra Resources Corp.
(a)
135,000 309,150
Kinross Gold Corp. 63,000 1,316,700
New Gold, Inc.
(a)
225,000 1,327,500
Newmont Goldcorp Corp. 14,000 1,041,600

Auer Growth Fund
Schedule of Investments (continued)
August 31, 2025 (Unaudited)
COMMON STOCKS — 92.62% - (continued) Shares Fair Value
Materials — 18.24% - (continued)
Silvercorp Metals, Inc.
(a)
95,000 $ 459,800
Smith-Midland Corp.
(a)
7,000 302,190
SSR Mining, Inc.
(a)
40,000 772,400
9,646,170
Real Estate — 1.88%
Howard Hughes Holdings, Inc.
(a)
13,000 991,510
Technology — 3.16%
BOS Better Online Solutions Ltd.
(a)
50,000 240,500
Micron Technology, Inc. 12,000 1,428,120
1,668,620
Utilities — 0.90%
National Fuel Gas Co.
(a)
5,500 477,070
Total Common Stocks (Cost $42,171,156) 48,965,678
MONEY MARKET FUNDS — 6.69%
Fidelity Investments Money Market Government Portfolio, Class I, 4.21%
(b)
3,538,206 3,538,206
Total Money Market Funds (Cost $3,538,206) 3,538,206
Total Investments — 99.31%
    (Cost $45,709,362) 52,503,884
Other Assets in Excess of Liabilities — 0.69% 367,379
NET ASSETS — 100.00% $ 52,871,263
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of August 31, 2025.
ADR - American Depositary Receipt